Income Taxes - Disclosure of Income Tax Expense (Recovery) Differences (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Corporate tax rate				25.00%	25.00%
Deferred tax recovery due to Argentinian tax reform				$ 156
Argentina tax authority [member]
Disclosure Of Income Taxes [line items]
Corporate tax rate				35.00%
Deferred tax recovery due to Argentinian tax reform				$ 156
Changes in tax rates or tax laws enacted or announced [member] | Argentina tax authority [member]
Disclosure Of Income Taxes [line items]
Corporate tax rate	25.00%	30.00%	30.00%
Dividends distribution tax, percentage	10.00%	5.00%	5.00%